COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of future annual payments, net of sub-lease receipts, under the Company's operating leases for various premises, services and equipment

year ended December 31 (millions of Canadian dollars)	Minimum Lease Payments	Amounts Recoverable under Sub-leases	Net Payments

2013	82	(8)	74
2014	80	(8)	72
2015	80	(7)	73
2016	81	(4)	77
2017	80	(2)	78
2018 and thereafter	374	(1)	373

	777	(30)	747

Schedule of generating capacities and expiry dates of the PPAs

	Megawatts	Expiry Date

Sundance A	560	December 31, 2017
Sundance B1	353	December 31, 2020
Sheerness	756	December 31, 2020